UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  August 9, 2001

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:          $267,649



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals Inc.  com              009158106     8269   180750 SH       SOLE                    36895            143855
Allstate Insurance             com              020002101     8992   204415 SH       SOLE                    41840            162575
Baker Hughes Inc.              com              057224107     5816   173620 SH       SOLE                    35420            138200
BankAmerica Corp.              com              060505104     7981   132955 SH       SOLE                    26990            105965
BankOne Corporation            com              06423A103     6409   179015 SH       SOLE                    36525            142490
Becton Dickinson               com              075887109     7951   222165 SH       SOLE                    45370            176795
Bellsouth Corp                 com              079860102     6804   168950 SH       SOLE                    34500            134450
Cigna                          com              125509109     5140    53640 SH       SOLE                    10970             42670
Citigroup                      com              172967101     9908   187510 SH       SOLE                    38165            149345
Comerica, Inc. Com.            com              200340107     7285   126480 SH       SOLE                    25625            100855
Compaq                         com              204493100     4165   271870 SH       SOLE                    55455            216415
Computer Associates            com              204912109     7929   220255 SH       SOLE                    45000            175255
Dominion Resources             com              25746U109     6823   113475 SH       SOLE                    23255             90220
Electronic Data Systems        com              285661104     7408   118525 SH       SOLE                    24175             94350
Emerson Electric               com              291011104     6196   102415 SH       SOLE                    20910             81505
Federal Home Loan Mortgage Cor com              313400301     8474   124520 SH       SOLE                    25425             99095
Federal National Mtg. Assn.    com              313586109     8491    99720 SH       SOLE                    20370             79350
FleetBoston  Financial Corpora com              339030108     6535   165650 SH       SOLE                    33775            131875
Halliburton Co                 com              406216101     4790   134540 SH       SOLE                    27435            107105
Hartford Financial Services Gr com              416515104     6987   102145 SH       SOLE                    20880             81265
Hewlett Packard                com              428236103     6408   224045 SH       SOLE                    45760            178285
Johnson & Johnson              com              478160104     6775   135510 SH       SOLE                    27470            108040
Lincoln National               com              534187109     7409   143170 SH       SOLE                    29220            113950
MCI Group                      com              98157D304      246    15283 SH       SOLE                     3120             12163
Marsh & McLennan Cos           com              571748102     6604    65385 SH       SOLE                    13355             52030
Mattel Inc.                    com              577081102     9600   507425 SH       SOLE                   103725            403700
Merck                          com              589331107     5528    86490 SH       SOLE                    17675             68815
Nike, Inc.                     com              654106103     5824   138695 SH       SOLE                    27540            111155
PPG Industries Inc.            com              693506107     6572   125005 SH       SOLE                    25565             99440
SBC Communications             com              78387G103     4806   119960 SH       SOLE                    24495             95465
Schlumberger Ltd.              com              806857108     5451   103540 SH       SOLE                    21115             82425
Suntrust Banks Inc.            com              867914103     6509   100475 SH       SOLE                    20545             79930
TJX Companies Inc.             com              872540109     6489   203610 SH       SOLE                    41650            161960
Transocean Sedco Forex         com              G90078109     6127   148527 SH       SOLE                    31979            116548
Tyco International, Ltd.       com              902124106     6661   122205 SH       SOLE                    24950             97255
US Bancorp                     com              902973304     8168   358400 SH       SOLE                    73200            285200
Union Pacific                  com              907818108     6682   121695 SH       SOLE                    24865             96830
Verizon Communications         com              92343V104     6164   115215 SH       SOLE                    23525             91690
Washington Mutual              com              939322103     7845   208933 SH       SOLE                    42675            166258
WorldCom Group                 com              55268B106     5428   382225 SH       SOLE                    78055            304170